Note Investment Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities AFS) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,279,363	[1]	$ 6,073,005	[2]
Gross Unrealized Gains	43,379		53,350
Gross Unrealized Losses	112,936		63,363
Fair Value	$ 8,209,806	[1]	$ 6,062,992	[2]
Weighted Average Yield	1.94%		2.07%
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 952,659
Fair Value	953,999
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,958,925
Fair Value	1,948,527
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	362,567
Fair Value	363,395
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,003,966
Fair Value	4,941,763
US Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,144,731		$ 1,184,605
Gross Unrealized Gains	1,468		722
Gross Unrealized Losses	9,579		1,999
Fair Value	$ 2,136,620		$ 1,183,328
Weighted Average Yield	1.06%		1.11%
US Treasury Securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 844,002		$ 24,861
Gross Unrealized Gains	1,254		335
Gross Unrealized Losses	28		0
Fair Value	$ 845,228		$ 25,196
Weighted Average Yield	1.00%		4.31%
US Treasury Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,300,729		$ 1,149,807
Gross Unrealized Gains	214		365
Gross Unrealized Losses	9,551		1,999
Fair Value	$ 1,291,392		$ 1,148,173
Weighted Average Yield	1.11%		1.03%
US Treasury Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			$ 9,937
Gross Unrealized Gains			22
Gross Unrealized Losses			0
Fair Value			$ 9,959
Weighted Average Yield			1.99%
Obligations of U.S. Government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 713,543		$ 943,069
Gross Unrealized Gains	812		1,380
Gross Unrealized Losses	2,505		4,808
Fair Value	$ 711,850		$ 939,641
Weighted Average Yield	1.32%		1.38%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 100,050
Gross Unrealized Gains	102
Gross Unrealized Losses	0
Fair Value	$ 100,152
Weighted Average Yield	0.98%
Obligations of U.S. Government sponsored entities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 613,293		$ 919,819
Gross Unrealized Gains	710		1,337
Gross Unrealized Losses	2,505		4,808
Fair Value	$ 611,498		$ 916,348
Weighted Average Yield	1.38%		1.33%
Obligations of U.S. Government sponsored entities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 200		$ 250
Gross Unrealized Gains	0		1
Gross Unrealized Losses	0		0
Fair Value	$ 200		$ 251
Weighted Average Yield	5.64%		5.64%
Obligations of U.S. Government sponsored entities | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			$ 23,000
Gross Unrealized Gains			42
Gross Unrealized Losses			0
Fair Value			$ 23,042
Weighted Average Yield			3.22%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 29,024		$ 31,737
Gross Unrealized Gains	0		0
Gross Unrealized Losses	6,253		9,378
Fair Value	$ 22,771		$ 22,359
Weighted Average Yield	5.60%		5.74%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,419		$ 7,227
Gross Unrealized Gains	0		0
Gross Unrealized Losses	161		199
Fair Value	$ 6,258		$ 7,028
Weighted Average Yield	2.89%		3.94%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,000		$ 5,925
Gross Unrealized Gains	0		0
Gross Unrealized Losses	1,550		2,200
Fair Value	$ 3,450		$ 3,725
Weighted Average Yield	3.80%		4.02%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 17,605		$ 18,585
Gross Unrealized Gains	0		0
Gross Unrealized Losses	4,542		6,979
Fair Value	$ 13,063		$ 11,606
Weighted Average Yield	7.09%		6.99%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,238,401		$ 1,584,693
Gross Unrealized Gains	7,170		9,464
Gross Unrealized Losses	24,045		33,320
Fair Value	$ 1,221,526		$ 1,560,837
Weighted Average Yield	2.02%		2.02%
Collateralized Mortgage Obligations - Federal agencies | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 13
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	$ 13
Weighted Average Yield	1.23%
Collateralized Mortgage Obligations - Federal agencies | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,524		$ 21,446
Gross Unrealized Gains	429		594
Gross Unrealized Losses	28		37
Fair Value	$ 18,925		$ 22,003
Weighted Average Yield	2.89%		2.81%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 39,178		$ 44,585
Gross Unrealized Gains	428		733
Gross Unrealized Losses	61		0
Fair Value	$ 39,545		$ 45,318
Weighted Average Yield	2.68%		2.85%
Collateralized Mortgage Obligations - Federal agencies | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,180,686		$ 1,518,662
Gross Unrealized Gains	6,313		8,137
Gross Unrealized Losses	23,956		33,283
Fair Value	$ 1,163,043		$ 1,493,516
Weighted Average Yield	1.99%		1.99%
Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,142,875		$ 2,317,329
Gross Unrealized Gains	33,011		40,692
Gross Unrealized Losses	70,554		13,825
Fair Value	$ 4,105,332		$ 2,344,196
Weighted Average Yield	2.46%		2.81%
Mortgage Backed Securities | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 55
Gross Unrealized Gains	1
Gross Unrealized Losses	0
Fair Value	$ 56
Weighted Average Yield	4.76%
Mortgage Backed Securities | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 19,960		$ 22,015
Gross Unrealized Gains	537		987
Gross Unrealized Losses	43		8
Fair Value	$ 20,454		$ 22,994
Weighted Average Yield	3.86%		4.65%
Mortgage Backed Securities | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 317,185		$ 256,097
Gross Unrealized Gains	3,701		4,866
Gross Unrealized Losses	1,721		1,197
Fair Value	$ 319,165		$ 259,766
Weighted Average Yield	2.29%		2.51%
Mortgage Backed Securities | After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,805,675		$ 2,039,217
Gross Unrealized Gains	28,772		34,839
Gross Unrealized Losses	68,790		12,620
Fair Value	$ 3,765,657		$ 2,061,436
Weighted Average Yield	2.47%		2.83%
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,246		$ 1,350
Gross Unrealized Gains	876		1,053
Gross Unrealized Losses	0		5
Fair Value	$ 2,122		$ 2,398
Weighted Average Yield	7.94%		7.92%
Other
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,543		$ 10,222
Gross Unrealized Gains	42		39
Gross Unrealized Losses	0		28
Fair Value	$ 9,585		$ 10,233
Weighted Average Yield	1.97%		1.95%
Other | Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,539
Gross Unrealized Gains	11
Gross Unrealized Losses	0
Fair Value	$ 8,550
Weighted Average Yield	1.78%
Other | After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			$ 8,911
Gross Unrealized Gains			0
Gross Unrealized Losses			28
Fair Value			$ 8,883
Weighted Average Yield			1.71%
Other | After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,004		$ 1,311
Gross Unrealized Gains	31		39
Gross Unrealized Losses	0		0
Fair Value	$ 1,035		$ 1,350
Weighted Average Yield	3.62%		3.62%

[1]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[2]
Includes $2.4 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $1.5 billion serve as collateral for public funds.